CERTIFICATION
                                 -------------



     Pursuant to Rule 497(j), Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies (a) that the form of Prospectus and Statement of Additional Information for Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund used with respect to the Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 ("Post-Effective Amendment No. 13") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 13 was filed electronically.



                                          Morgan Keegan Select Fund, Inc.



Dated:  October 29, 2004                 By:  /s/ Charles D. Maxwell
                                              ----------------------
                                              Charles D. Maxwell
                                              Secretary